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                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            Form 13F
                       Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended: 6/30/2004
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:
 Name:     CAPE ANN SAVINGS BANK
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 Address:  109 MAIN ST.
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           GLOUCESTER, MA 01930
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 Form 13F File Number:  28-
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 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
 Person Signing this Report on Behalf of Reporting Manager:
 Name:     RICHARD P. CIOLINO
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 Title:    TRUST INVESTMENT OFFICER
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 Phone:    978-283-7079
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 Signature, Place, and Date of Signing:

  /s/ Richard P. Ciolino   Gloucester, MA                6/30/2004
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 [Signature]              [City, State]                 [Date]
 Report Type (Check only one.):
 [X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
 [ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this
     report and a portion are reported by other reporting
     manager(s).)
 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

Schedule 13F Worksheet                                           As of 6/30/2004

Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units.

Asset Types listed include 010, 020, 030, 035, 080.

                                                                   Market                   Investment         Voting Authority
                                                                   Value           Units      Powers      Full     Partial    None
                                                                   -----           -----    ----------    ----     -------    ----
ABBOTT LABS                       Common Stock     002824100     $654,605.60     16,060.00    FULL      16,060.00   0.00       0.00
ABBOTT LABS                       Common Stock     002824100     $546,428.56     13,406.00   PARTIAL    11,781.00   0.00   1,625.00
AMERICAN INTL GROUP INC           Common Stock     026874107     $811,736.66     11,388.00    FULL      11,388.00   0.00       0.00
AMERICAN INTL GROUP INC           Common Stock     026874107     $370,798.56      5,202.00   PARTIAL     4,570.00   0.00     632.00
AUTOMATIC DATA PROCESSING INCOM   Common Stock     053015103     $297,515.52      7,104.00    FULL       7,104.00   0.00       0.00
BP P.L.C.                         American
                                  Depository Rec   055622104     $308,081.07      5,751.00    FULL       5,751.00   0.00       0.00
BP P.L.C.                         American
                                  Depository Rec   055622104     $275,992.64      5,152.00   PARTIAL     5,152.00   0.00       0.00
BANK OF AMERICA CORPORATION COM   Common Stock     060505104     $516,351.24      6,102.00    FULL       6,102.00   0.00       0.00
BANK OF AMERICA CORPORATION COM   Common Stock     060505104     $361,412.02      4,271.00   PARTIAL     4,171.00   0.00     100.00
BANK NEW YORK INC                 Common Stock     064057102     $212,256.00      7,200.00   PARTIAL     7,200.00   0.00       0.00
BELLSOUTH CORP                    Common Stock     079860102     $261,492.06      9,973.00    FULL       9,840.00   0.00     133.00
BOEING CO                         Common Stock     097023105   $1,895,234.64     37,096.00   PARTIAL    37,096.00   0.00       0.00
CARDINAL HEALTH INC               Common Stock     14149Y108     $341,143.50      4,870.00    FULL       4,870.00   0.00       0.00
CARDINAL HEALTH INC               Common Stock     14149Y108     $262,547.40      3,748.00   PARTIAL     3,448.00   0.00     300.00
CHEVRONTEXACO CORP                Common Stock     166764100     $252,967.68      2,688.00    FULL       2,688.00   0.00       0.00
CHEVRONTEXACO CORP                Common Stock     166764100     $227,557.98      2,418.00   PARTIAL     1,956.00   0.00     462.00
CISCO SYS INC                     Common Stock     17275R102     $605,132.10     25,533.00    FULL      25,533.00   0.00       0.00
CISCO SYS INC                     Common Stock     17275R102     $331,041.60     13,968.00   PARTIAL    12,568.00   0.00   1,400.00
CITIGROUP INC                     Common Stock     172967101     $559,116.00     12,024.00    FULL      12,024.00   0.00       0.00
CITIGROUP INC                     Common Stock     172967101     $613,707.01     13,198.00   PARTIAL    12,798.00   0.00     400.00
COCA COLA CO                      Common Stock     191216100     $424,940.64      8,418.00    FULL       8,418.00   0.00       0.00
DELL INC                          Common Stock     24702R101     $511,402.14     14,277.00    FULL      14,277.00   0.00       0.00
DOMINION RES INC VA NEW           Common Stock     25746U109     $228,980.40      3,630.00    FULL       3,630.00   0.00       0.00
EXXON MOBIL CORP                  Common Stock     30231G102   $1,986,770.18     44,737.00    FULL      44,737.00   0.00       0.00
EXXON MOBIL CORP                  Common Stock     30231G102   $3,090,095.19     69,581.07   PARTIAL    68,781.07   0.00     800.00
FIFTH THIRD BANCORP               Common Stock     316773100   $1,256,623.48     23,366.00    FULL      23,366.00   0.00       0.00
FORTUNE BRANDS INC                Common Stock     349631101     $226,290.00      3,000.00    FULL       3,000.00   0.00       0.00
GENERAL ELEC CO                   Common Stock     369604103   $2,239,002.00     69,105.00    FULL      67,505.00   0.00   1,600.00
GENERAL ELEC CO                   Common Stock     369604103   $2,879,679.60     88,879.00   PARTIAL    82,569.00   0.00   6,310.00
GENERAL MLS INC                   Common Stock     370334104     $279,048.63      5,871.00    FULL       5,871.00   0.00       0.00
HOME DEPOT INC                    Common Stock     437076102     $384,912.00     10,935.00    FULL      10,935.00   0.00       0.00
HOME DEPOT INC                    Common Stock     437076102     $292,934.40      8,322.00   PARTIAL     6,522.00   0.00   1,800.00
ILLINOIS TOOL WKS INC             Common Stock     452308109     $227,834.64      2,376.00    FULL       2,376.00   0.00       0.00
INTEL CORP                        Common Stock     458140100     $448,527.60     16,251.00    FULL      16,251.00   0.00       0.00
INTEL CORP                        Common Stock     458140100     $275,668.80      9,988.00   PARTIAL     8,388.00   0.00   1,600.00
INTERNATIONAL BUSINESS MACHSCOM   Common Stock     459200101     $372,874.50      4,230.00    FULL       3,963.00   0.00     267.00
J P MORGAN CHASE & CO             Common Stock     46625H100     $335,360.50      8,650.00   PARTIAL     8,650.00   0.00       0.00
JOHNSON & JOHNSON                 Common Stock     478160104     $815,615.10     14,643.00    FULL      14,643.00   0.00       0.00
JOHNSON & JOHNSON                 Common Stock     478160104     $373,301.40      6,702.00   PARTIAL     4,391.00   0.00   2,311.00
KIMBERLY CLARK CORP               Common Stock     494368103     $224,387.28      3,406.00   PARTIAL     2,806.00   0.00     600.00
MARSH & MCLENNAN COS INC          Common Stock     571748102     $235,976.00      5,200.00    FULL       5,200.00   0.00       0.00
MAY DEPT STORES CO                Common Stock     577778103     $510,654.24     18,576.00   PARTIAL    18,576.00   0.00       0.00
MERCK & CO INC                    Common Stock     589331107     $332,737.50      7,005.00    FULL       7,005.00   0.00       0.00

Schedule 13F Worksheet                                           As of 6/30/2004

Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units.

Asset Types listed include 010, 020, 030, 035, 080.

                                                                   Market                   Investment         Voting Authority
                                                                   Value          Units      Powers      Full     Partial    None
                                                                   -----          -----    ----------    ----     -------    ----
MERCK & CO INC                    Common Stock     589331107     $401,945.00      8,462.00   PARTIAL     8,462.00   0.00       0.00
MICROSOFT CORP                    Common Stock     594918104     $507,625.44     17,774.00    FULL      17,774.00   0.00       0.00
MICROSOFT CORP                    Common Stock     594918104     $392,957.04     13,759.00   PARTIAL    12,709.00   0.00   1,050.00
MORGAN STANLEY                    Common Stock     617446448     $411,869.85      7,805.00    FULL       7,701.00   0.00     104.00
PEPSICO INC                       Common Stock     713448108     $652,594.56     12,112.00    FULL      12,112.00   0.00       0.00
PEPSICO INC                       Common Stock     713448108     $455,555.40      8,455.00   PARTIAL     7,755.00   0.00     700.00
PFIZER INC                        Common Stock     717081103     $867,626.80     25,310.00    FULL      25,310.00   0.00       0.00
PFIZER INC                        Common Stock     717081103     $902,900.92     26,339.00   PARTIAL    25,109.00   0.00   1,230.00
PROCTER & GAMBLE CO               Common Stock     742718109     $692,476.80     12,720.00    FULL      12,720.00   0.00       0.00
PROCTER & GAMBLE CO               Common Stock     742718109     $434,431.20      7,980.00   PARTIAL     7,980.00   0.00       0.00
SBC COMMUNICATIONS INC            Common Stock     78387G103     $329,096.76     13,571.00    FULL      12,450.00   0.00   1,121.00
SBC COMMUNICATIONS INC            Common Stock     78387G103     $390,788.76     16,115.00   PARTIAL    13,739.00   0.00   2,376.00
STAPLES INC                       Common Stock     855030102     $333,803.50     11,350.00    FULL      11,350.00   0.00       0.00
SUNLIFE FINANCIAL OF CANADA       Common Stock     866796105     $419,861.52     14,508.00    FULL      14,508.00   0.00       0.00
SUDBAY CHRYSLER TRUST             Common Stock     87507U991     $421,501.99        700.00    FULL         700.00   0.00       0.00
3M CO                             Common Stock     88579Y101     $234,026.00      2,600.00    FULL       2,600.00   0.00       0.00
3M CO                             Common Stock     88579Y101     $376,241.80      4,180.00   PARTIAL     4,180.00   0.00       0.00
UNITED TECHNOLOGIES CORP          Common Stock     913017109     $470,847.56      5,147.00   PARTIAL     5,147.00   0.00       0.00
VERIZON COMMUNICATIONS            Common Stock     92343V104     $673,640.70     18,614.00    FULL      18,143.00   0.00     471.00
VERIZON COMMUNICATIONS            Common Stock     92343V104     $605,037.71     16,718.37   PARTIAL    15,775.37   0.00     943.00
WACHOVIA CORP 2ND NEW             Common Stock     929903102   $1,273,634.50     28,621.00    FULL      28,621.00   0.00       0.00
WACHOVIA ""DEPS"" PFD"            Preferred Stock  929903201          $89.84     29,948.00    FULL      29,948.00   0.00       0.00
WAL MART STORES INC               Common Stock     931142103     $529,815.93     10,042.00    FULL      10,042.00   0.00       0.00
WELLS FARGO & CO NEW              Common Stock     949746101     $542,254.25      9,475.00   PARTIAL     8,975.00   0.00     500.00
WYETH                             Common Stock     983024100     $426,651.84     11,799.00    FULL      11,799.00   0.00       0.00
WYETH                             Common Stock     983024100     $389,913.28     10,783.00   PARTIAL    10,483.00   0.00     300.00
                                     Grand Total              $40,795,923.01    999,187.43